OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long Term Assets

(in thousands of $)	2019	2018
Deferred tax asset	—	119
Prepaid charter hire (straight-lining of lease expense)	—	12,588
Capitalized project costs	8,267	4,932
Other long term assets	8,267	17,639